Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000001680 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(5.50%)	(1.06%)	1.35%
C000001683 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	(1.13%)	(0.01%)	1.98%
C000001684 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(5.66%)	(0.18%)	1.44%
C000001687 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	(1.30%)	0.89%	2.07%
C000001679 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	1.08%	0.66%	2.23%
C000001676 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(3.39%)	(0.38%)	1.60%
C000001675 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	0.11%	(0.49%)	1.65%
C000001672 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(4.29%)	(1.54%)	1.01%
C000001671 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	0.48%	0.10%	1.62%
C000001668 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(4.03%)	(0.96%)	0.98%
C000001664 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(3.34%)	0.02%	1.29%
C000001667 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	1.09%	1.08%	1.92%
Without Sales Load [Member] | C000001680 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(1.33%)	(0.21%)	1.78%
Without Sales Load [Member] | C000137709 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(2.12%)	(1.02%)	1.12%
Without Sales Load [Member] | C000001684 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(1.48%)	0.68%	1.88%
Without Sales Load [Member] | C000137710 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(2.30%)	(0.12%)	1.22%
Without Sales Load [Member] | C000001676 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.89%	0.48%	2.04%
Without Sales Load [Member] | C000137708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.04%	(0.32%)	1.39%
Without Sales Load [Member] | C000001672 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(0.10%)	(0.70%)	1.44%
Without Sales Load [Member] | C000137707 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(0.82%)	(1.48%)	0.79%
Without Sales Load [Member] | C000001668 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.20%	(0.10%)	1.41%
Without Sales Load [Member] | C000137706 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(0.52%)	(0.90%)	0.77%
Without Sales Load [Member] | C000001664 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.86%	0.88%	1.73%
Without Sales Load [Member] | C000137705 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.07%	0.08%	1.07%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	2.44%	0.78%	2.22%
Lipper Other States Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Other States Municipal Debt Funds Classification Average
Average Annual Return, Percent	0.90%	(0.12%)	1.32%
S And P Municipal Bond Kansas Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Kansas Index
Average Annual Return, Percent	3.73%	0.84%	2.27%
S And P Municipal Bond Kentucky Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Kentucky Index
Average Annual Return, Percent	3.19%	1.35%	2.39%
S And P Municipal Bond Michigan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Michigan Index
Average Annual Return, Percent	2.66%	0.75%	2.45%
S And P Municipal Bond Missouri Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Missouri Index
Average Annual Return, Percent	2.74%	0.94%	2.26%
S And P Municipal Bond Ohio Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Ohio Index
Average Annual Return, Percent	2.71%	0.66%	2.65%
Lipper Ohio Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Ohio Municipal Debt Funds Classification Average
Average Annual Return, Percent	0.83%	(0.11%)	1.59%
S And P Municipal Bond Wisconsin Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Wisconsin Index
Average Annual Return, Percent	3.81%	1.23%	2.28%